Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. - Assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Mar. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
Cash	$ 739,947
Accounts receivable	1,235,619		$ 242,357
Prepayments	199,488		242,529	$ 113,485
Property, plant and equipment	12,159,504		1,897,748	1,626,032
Intangible assets	22,208,594		259,102	321,406
Total Assets	38,996,777		8,046,003	4,274,817
Trade and other payables	7,139,817		680,328	183,895
Lease liability	330,821		2,418,706	2,882,152
Long-term debt		$ 6,582,980	6,716,190
Total Liabilities	12,096,616		$ 10,247,425	$ 9,306,760
Bophelo Bio Science and Wellness (Pty) Ltd.
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd.
Cash	739,947
Accounts receivable	21,854
Prepayments	578,070
Property, plant and equipment	1,887,435
Right-of-use assets	1,745,205
Intangible assets	210,402
Total Assets	5,182,913
Trade and other payables	115,120
Lease liability	2,375,590
Long-term debt	316,363
Total Liabilities	2,807,073
Net assets	$ 2,375,840